Statutory Information - Reconciliation of Net Income and Stockholder's Equity on the Basis of Statutory Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income
Net (loss) income	$ (0.6)	$ 1.2	$ 1.0
Stockholder's Equity
Total stockholder's equity	11.8	45.3	46.5	$ 47.2
New York Department of Commerce
Net Income
Based on SAP	(0.1)	1.1	1.2
Investment valuation difference	0.0	(0.1)	0.0
Deferred taxes	0.5	0.0	0.2
Deferred gain on disposal of businesses and gains on disposal of businesses	0.0	0.1	(0.3)
Other differences	(1.1)	0.1	(0.1)
Net (loss) income	(0.7)	1.2	$ 1.0
Stockholder's Equity
Based on SAP	11.8	42.7
Investment valuation difference	(1.0)	2.6
Deferred taxes	0.4	(0.3)
Deferred gain on disposal of businesses and gains on disposal of businesses	(0.6)	(0.8)
Other differences	1.2	1.1
Total stockholder's equity	$ 11.8	$ 45.3